GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
GENERAL INFORMATION
Schedule of china ceramics and its subsidiaries corporate structure

China Ceramics and its subsidiaries’ (the “Company”) corporate structure as of December 31, 2019 is as follows:

		Nominal value of
	Place and date of	issued ordinary		Percentage of
	incorporation or	share		equity
	establishment/	/registered		attributable to the
Name	operations	capital		Company		Principal activities
				Direct	Indirect

Success Winner Limited	British Virgin Islands, May 29, 2009	US$	1	100	—	Investment holding

Stand Best Creation Limited	Hong Kong, January 17, 2008	HKD	10,000	—	100	Investment holding

Jinjiang Hengda Ceramics Co., Ltd. (note 1)	PRC, September 30, 1993	RMB	288,880,000	—	100	Manufacture and sale of ceramic tiles

Jiangxi Hengdali Ceramic Materials Co., Ltd. (note 1)	PRC, May 4, 2008	RMB	55,880,000	—	100	Manufacture and sale of ceramic tiles

Fujian Province Hengdali Building Materials Co., Ltd (note 2)	PRC, September 17,2013	RMB	1,000,000	—	100	Sale of building and decoration materials

Vast Elite Limited (note 1)	Hong Kong, September 22, 2017	HKD	1	—	100	Trading of building material

Chengdu Future (note 3)	PRC, November 20, 2019	RMB	30,000,000	—	100	Business management and consulting services

Antelope Enterprise Holdings Limited	Hong Kong, December 3, 2019	HKD	10,000	—	100	Investment holding

Note:

1.	The registered capital of Hengda, Hengdali, Fujian Hengdali, Vast Elite and Antelope Holdings had been fully paid up.
2.	Fujian Hengdali was disposed in August 2017.
3.	Chengdu Future is allowed to pay the registered capital in full before November 12, 2049.